Trade Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Trade Payables and Accrued Liabilities [Abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES
NOTE 16:	TRADE PAYABLES AND ACCRUED LIABILITIES

	As of December 31,	As of December 31,
	2023	2022
Trade accounts payable and accrued liabilities	9,077	12,897
Government remittances	11,662	7,644
	20,739	20,541